Note 13 - Warrants	12 Months Ended
Dec. 31, 2013
Warrants [Abstract]
Warrants [Text Block]

(13)        Warrants

A summary of warrants as of December 31, 2013 and 2012, and the changes during the years ended December 31, 2013 and 2012, is presented as follows:

	Class A	Class B	Class D	Class E	Class F	Class G	Class H	Class I
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
Outstanding as of December 31, 2011	1,106,627	1,106,627	4,235,160	3,576,737	-	-	-	-
Issued	-	-	-	-	-	-	-	-
Exercised	-	-	-	-	-	-	-	-
Expired	-	-	(2,284,993)	-	-	-	-	-
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737	-	-	-	-
Issued	-	-	-	-	2,000,000	1,503,409	1,988,095	1,043,646
Exercised	-	-	-	-	-	-	-	-
Expired	-	-	(1,950,167)	-	(1,700,000)	-	-	-
Outstanding as of December 31, 2013	1,106,627	1,106,627	-	3,576,737	300,000	1,503,409	1,988,095	1,043,646

A summary of the warrant exercise price per share and expiration date is presented as follows:

	Class A	Class B	Class D	Class E	Class F	Class G	Class H	Class I
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants

Exercise price/share	$4.00	$8.00	$2.00	$4.00	$0.35	$0.80	$0.80	$0.85

Expiration Date	September 2014	September 2014	January 2013	April 2016	February 2018	July 2018	July 2018	Sept - Dec 2018

The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s common stock, or if the Company consolidates with or merges into another company.

In February 2013, the Company issued 2,000,000 warrants to a consultant to purchase the Company’s common stock at $0.35 per share (the “Class F Warrants”). The five year Class F Warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise on or prior to June 8, 2013. A capital raise was not completed for the requisite amount and the 1,700,000 Class F Warrants expired by their terms. The Company recorded the underlying cost of the 300,000 Class F Warrants as a cost of the Public Offering.